Balances and Transactions With Related Parties and Key Officers (Schedule of Compensation of Officers of Company) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($) Officers	Dec. 31, 2023 USD ($) Officers	Dec. 31, 2022 USD ($) Officers
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	[1],[2]	$ 2,542	$ 2,084	$ 2,880
Share-based compensation		1,707	757	797
Compensation of officers		$ 4,249	$ 2,841	$ 3,677
Number of officers | Officers	[3]	6	8	7

[1]	In December 2007, the Company's board of directors approved one‑time bonus payments to the Chief Medical Officer in the amounts of $ 120, which was recorded in profit and loss in December 2022 upon achieving marketing approval in the United States.
[2]	One-time expenses amounted $309 for the year ended December 31, 2022, are associated with the management changes.
[3]	During 2023 two key officers were replaced. At the end of 2023 the total key officers consist of six officers